NUVEEN WINSLOW INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS DATED NOVEMBER 30, 2018

Dean DuMonthier has been named a portfolio manager of Nuveen Winslow International Small Cap Fund. Adam Kuhlmann and Steven Larson will continue to serve as portfolio managers of the Fund, with Mr. Larson departing on July 1, 2019.

Dean G. DuMonthier, CFA, is a Managing Director and Portfolio Manager of International Equities at Winslow Capital Management, LLC (“Winslow”). Before joining Winslow in 2017, he was a Senior Investment Team Member of the Global Quantitative Equity and Multi-Asset Class Investment Group at Neuberger Berman, LLC from 2012 to 2016.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSCP-0519P

NUVEEN WINSLOW INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED MAY 31, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

Dean DuMonthier has been named a portfolio manager of Nuveen Winslow International Small Cap Fund. Adam Kuhlmann and Steven Larson will continue to serve as portfolio managers of the Fund, with Mr. Larson departing on July 1, 2019.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSCSAI-0519P